Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 1,134	$ 947	$ 703	$ 411
Revolving Term Facility [Member]
Disclosure of detailed information about borrowings [line items]
Floating rate term	2 years
Letter of credit
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 218
Committed syndicated bank facility | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity	1,000	1,300
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17	$ 17
Restricted cash principal amount	$ 17